Right-Of-Use Assets and Operating Lease Liabilities - Schedule of Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Balance, beginning of period	$ 322,951	$ 106,839
Additions		257,909
Lease payments	(100,855)	(41,797)
Balance, end of period	222,096	322,951
Less current portion	(110,499)	(100,856)
Non-current portion	$ 111,597	$ 222,095